Tidal Trust IV
234 West Florida Street, Suite 700
Milwaukee, WI 53204

June 17, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”) File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, VegaShares Synthetic Mind ETF, VegaShares SpaceX & Beyond Earth ETF and VegaShares Creatorverse ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 14, 2026, and filed electronically as Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A on June 12, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust IV